Fair Value Measurements	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Fair Value Measurements
Note 6: Fair Value Measurements
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2023 for further discussion on the determination of fair value.

(Canadian $ in millions)	July 31, 2024		October 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$117,869	$109,610	$116,814	$104,171

Loans (1) (2)
Residential mortgages	186,183	183,784	175,350	167,863
Consumer instalment and other personal	91,844	91,102	103,267	101,023
Credit cards	12,924	12,924	11,893	11,893
Business and government	369,027	368,725	358,712	357,027
	659,978	656,535	649,222	637,806

Deposits (3)	911,856	911,360	875,034	871,776
Securitization and structured entities’ liabilities (4)	22,064	21,769	24,631	23,739
Other liabilities (5)	4,139	3,586	4,160	3,287
Subordinated debt	9,321	9,430	8,228	7,849
 This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, certain other assets, certain other liabilities, acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of ACL.
(2)
Excludes $77 million of residential mortgages classified as FVTPL, $13,112 million of business and government loans classified as FVTPL and $60 million of business and government loans classified as FVOCI ($1,676 million, $5,720 million and $58 million, respectively, as at October 31, 2023).

(3)
Excludes $44,789 million of structured note liabilities, $7,562 million of money market deposits, $774 million of structured deposits and $258 million of metals deposits measured at fair value ($35,300 million, $nil million, $341 million and $204 million, respectively, as at October 31, 2023).

(4)	Excludes $14,158 million of securitization and structured entities’ liabilities classified as FVTPL ($2,463 million as at October 31, 2023).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Fair Value Hierarchy
We use a fair value hierarchy to categorize assets and liabilities carried at fair value according to the inputs we use in valuation techniques to measure fair value.

Valuation Techniques and Significant Inputs
We determine the fair value of financial assets and liabilities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial assets and liabilities using models such as discounted cash flows with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	July 31, 2024				October 31, 2023
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$1,458	$11,191	$-	$12,649	$1,176	$10,194	$-	$11,370
Canadian provincial and municipal governments	-	7,938	-	7,938	-	7,169	-	7,169
U.S. federal government	2,546	22,935	-	25,481	3,593	16,539	-	20,132
U.S. states, municipalities and agencies	-	911	-	911	-	279	-	279
Other governments	319	3,077	-	3,396	20	2,521	-	2,541
NHA MBS, and U.S. agency MBS and CMO	-	37,067	41	37,108	-	21,517	-	21,517
Corporate debt	-	13,422	-	13,422	-	11,933	-	11,933
Trading loans	-	739	-	739	-	450	-	450
Corporate equity	66,002	453	-	66,455	48,094	196	37	48,327
	70,325	97,733	41	168,099	52,883	70,798	37	123,718
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	81	269	-	350	4	212	-	216
Canadian provincial and municipal governments	-	1,507	-	1,507	-	1,166	-	1,166
U.S. federal government	2	1,670	-	1,672	2	2,086	-	2,088
Other governments	-	25	-	25	-	48	-	48
NHA MBS, and U.S. agency MBS and CMO	-	21	-	21	-	19	-	19
Corporate debt	-	8,558	36	8,594	-	7,335	27	7,362
Corporate equity	893	885	4,590	6,368	821	805	4,208	5,834
	976	12,935	4,626	18,537	827	11,671	4,235	16,733
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	2,381	25,908	-	28,289	633	19,468	-	20,101
Canadian provincial and municipal governments	-	5,892	-	5,892	-	5,054	-	5,054
U.S. federal government	5	12,167	-	12,172	-	5,880	-	5,880
U.S. states, municipalities and agencies	-	5,001	-	5,001	-	5,300	-	5,300
Other governments	-	5,785	-	5,785	-	6,969	-	6,969
NHA MBS, and U.S. agency MBS and CMO	-	19,638	-	19,638	-	15,766	-	15,766
Corporate debt	-	4,502	-	4,502	-	3,589	-	3,589
Corporate equity	-	-	177	177	-	-	160	160
	2,386	78,893	177	81,456	633	62,026	160	62,819
Loans
Residential mortgages	-	77	-	77	-	1,676	-	1,676
Business and government loans	-	12,906	266	13,172	-	5,592	186	5,778
	-	12,983	266	13,249	-	7,268	186	7,454
Other Assets (1)	10,630	34	1,682	12,346	6,020	33	1,723	7,776
Fair Value Liabilities (2)
Deposits (3)	-	53,383	-	53,383	-	35,845	-	35,845
Securities sold but not yet purchased	9,640	30,327	-	39,967	12,217	31,557	-	43,774
Other liabilities (4)	1,664	15,064	-	16,728	1,479	3,046	5	4,530
	11,304	98,774	-	110,078	13,696	70,448	5	84,149
Derivative Assets
Interest rate contracts	23	9,025	-	9,048	21	13,329	-	13,350
Foreign exchange contracts	-	14,511	-	14,511	28	19,861	-	19,889
Commodity contracts	176	1,940	-	2,116	668	1,349	5	2,022
Equity contracts	22	11,117	-	11,139	58	4,632	-	4,690
Credit default swaps	4	16	-	20	-	25	-	25
	225	36,609	-	36,834	775	39,196	5	39,976
Derivative Liabilities
Interest rate contracts	36	11,286	-	11,322	52	17,749	-	17,801
Foreign exchange contracts	65	13,872	-	13,937	1	19,204	-	19,205
Commodity contracts	229	1,983	2	2,214	589	1,067	1	1,657
Equity contracts	310	21,666	-	21,976	160	11,335	8	11,503
Credit default swaps	13	25	1	39	-	25	2	27
	653	48,832	3	49,488	802	49,380	11	50,193

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $726 million and $2,061 million for the three and nine months ended July 31, 2024, respectively ($650 million and $1,776 million for the three and nine months ended July 31, 2023, respectively). Interest expense for liabilities carried at amortized cost is $11,583 million and $33,030 million for the three and nine months ended July 31, 2024, respectively ($9,266 million and $24,458 million for the three and nine months ended July 31, 2023).

(3)	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					July 31, 2024
					Range of input values (1)
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity	Corporate equity	$4,590	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	4	23
Investment Properties	Other assets - other	1,381	Discounted cash flows	Discount margin	3%	7%

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

 na – not applicable
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between Level 1 and Level 2 are dependent on the recency of issuance and availability of quoted market prices in the active market.
During the three months ended July 31, 2024, transfers from Level 1 to Level 2 included total securities of

$
5,194
million and securities sold but not yet purchased of
$
1,039
million
. Transfers from Level 2 to Level 1 included total securities of
$882 million
and securities sold but not yet purchased of
$30 million.
During the nine months ended July 31, 2024, transfers from Level 1 to Level 2 included total securities of $2,253 million and securities sold but not yet purchased of $518 million. Transfers from Level 2 to Level 1 included total securities of $91 million and securities sold but not yet purchased of $11 million.
Changes in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and nine months ended July 31, 2024 and July 31, 2023, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2024 (Canadian $ in millions)	Balance April 30, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$41	$-	$-	$-	$-	$41	$-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	-	-	-	41	-	-	-	-	41	-
FVTPL Securities
Corporate debt	35	-	-	1	-	-	-	-	36	-
Corporate equity	4,501	(44)	5	183	(54)	(1)	-	-	4,590	7
Total FVTPL securities	4,536	(44)	5	184	(54)	(1)	-	-	4,626	7
FVOCI Securities
Corporate equity	174	-	2	1	-	-	-	-	177	na
Total FVOCI securities	174	-	2	1	-	-	-	-	177	na
Business and Government Loans	353	-	-	1	-	(88)	-	-	266	-
Other Assets	1,622	24	-	58	-	(22)	-	-	1,682	24
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	13	-	-	-	-	-	-	(13)	-	-
Total derivative assets	13	-	-	-	-	-	-	(13)	-	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	2	-	-	-	-	-	-	-	2	-
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	4	-	-	-	-	-	-	(1)	3	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2024 (Canadian $ in millions)	Balance October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$41	$-	$-	$-	$-	$41	$-
Corporate equity	37	-	-	-	-	-	-	(37)	-	-
Total trading securities	37	-	-	41	-	-	-	(37)	41	-
FVTPL Securities
Corporate debt	27	(9)	-	18	-	-	-	-	36	(9)
Corporate equity	4,208	(136)	(5)	705	(180)	(1)	-	(1)	4,590	24
Total FVTPL securities	4,235	(145)	(5)	723	(180)	(1)	-	(1)	4,626	15
FVOCI Securities
Corporate equity	160	-	13	4	-	-	-	-	177	na
Total FVOCI securities	160	-	13	4	-	-	-	-	177	na
Business and Government Loans	186	-	(1)	47	-	(164)	198	-	266	-
Other Assets	1,723	7	-	74	(21)	(101)	-	-	1,682	24
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	5	(5)	-	-	-	-	-	-	-	(5)
Equity contracts	-	-	-	-	-	-	13	(13)	-	-
Total derivative assets	5	(5)	-	-	-	-	13	(13)	-	(5)
Other Liabilities	5	-	-	8	-	(13)	-	-	-	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	1	1	-	-	-	-	-	-	2	1
Equity contracts	8	-	-	-	-	-	1	(9)	-	-
Credit default swaps	2	(2)	-	-	-	-	1	-	1	(1)
Total derivative liabilities	11	(1)	-	-	-	-	2	(9)	3	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2024 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).
 na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended July 31, 2023 (Canadian $ in millions)	Balance April 30, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	-	-	-	-	-	-	-	-	-	-
FVTPL Securities
Corporate debt	11	-	-	-	-	-	-	-	11	-
Corporate equity	6,089	(89)	(45)	179	(36)	-	-	(2,097)	4,001	(7)
Total FVTPL securities	6,100	(89)	(45)	179	(36)	-	-	(2,097)	4,012	(7)
FVOCI Securities
Corporate equity	157	-	-	2	-	-	-	-	159	na
Total FVOCI securities	157	-	-	2	-	-	-	-	159	na
Business and Government Loans	201	-	(5)	21	-	(82)	-	-	135	-
Other Assets	1,300	(1)	-	103	-	(1)	-	-	1,401	(1)
Derivative Assets
Foreign exchange contracts	-	9	-	-	-	-	-	-	9	9
Commodity contracts	10	4	-	-	-	-	-	-	14	4
Equity contracts	4	(1)	-	-	-	-	-	-	3	(1)
Total derivative assets	14	12	-	-	-	-	-	-	26	12
Other Liabilities	5	(1)	-	3	-	-	-	-	7	(1)
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	-	-	-	-	-	-	-	2	-

		Change in fair value			Movements		Transfers
For the nine months ended July 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases (2)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	-	-	-	-	-	-	-	-	-	-
FVTPL Securities
Corporate debt	8	-	-	3	-	-	-	-	11	-
Corporate equity	4,044	(127)	(41)	2,507	(284)	(1)	-	(2,097)	4,001	28
Total FVTPL securities	4,052	(127)	(41)	2,510	(284)	(1)	-	(2,097)	4,012	28
FVOCI Securities
Corporate equity	153	-	-	7	(1)	-	-	-	159	na
Total FVOCI securities	153	-	-	7	(1)	-	-	-	159	na
Business and Government Loans	20	-	(3)	215	-	(97)	-	-	135	-
Other Assets	1,233	54	-	125	-	(11)	-	-	1,401	54
Derivative Assets
Foreign exchange contracts	26	(17)	-	-	-	-	-	-	9	9
Commodity contracts	-	1	-	13	-	-	-	-	14	1
Equity contracts	-	2	-	-	-	-	1	-	3	2
Total derivative assets	26	(14)	-	13	-	-	1	-	26	12
Other Liabilities	2	(1)	-	6	-	-	-	-	7	(1)
Derivative Liabilities
Foreign exchange contracts	-	12	-	-	-	(12)	-	-	-	(38)
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	12	-	-	-	(12)	-	-	2	(38)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)
FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.

(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2023 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified to conform with the current period’s presentation and for changes in accounting policy (Note 1).
 na – not applicable